General information	12 Months Ended
Jun. 30, 2023
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General information
Note 1. General information
The financial statements cover Kazia Therapeutics Limited (the “Consolidated Entity”) as a consolidated entity which consists of Kazia Therapeutics Limited and its subsidiaries. The financial statements are presented in Australian dollars, which is Kazia Therapeutics Limited’s functional and presentation currency.
Kazia Therapeutics Limited is a listed public company limited by shares, incorporated and domiciled in Australia. Its registered office and principal place of business is:
Three International Towers
Level 24, 300 Barangaroo Avenue
Sydney NSW 2000
The financial statements were authorised for issue, in accordance with a resolution of Directors, on 26 October 2023. The Directors have the power to amend and reissue the financial statements.